Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000129674
Shareholder Report [Line Items]
Fund Name	Target 2045 Fund
Class Name	Investor Class
Trading Symbol	RPTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2045 Fund - Investor Class	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2045 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,408	10,445	10,384
2016	10,390	10,693	10,416
2017	11,075	11,520	11,091
2017	11,619	11,769	11,492
2017	12,025	12,123	11,817
2017	12,597	13,074	12,555
2018	12,809	13,389	12,743
2018	12,800	13,542	12,823
2018	13,124	14,577	13,278
2018	12,504	13,797	12,562
2019	12,960	14,065	12,897
2019	12,910	13,880	12,712
2019	13,533	14,768	13,255
2019	14,176	15,934	14,124
2020	13,709	15,036	13,339
2020	13,688	15,471	13,285
2020	15,401	17,935	14,897
2020	16,409	18,966	15,838
2021	17,607	20,347	16,935
2021	18,840	22,264	18,310
2021	19,586	23,861	18,969
2021	19,175	23,961	18,669
2022	18,267	22,849	18,151
2022	17,024	21,444	17,204
2022	16,173	20,692	16,325
2022	16,711	21,373	16,902
2023	16,651	21,004	17,021
2023	17,031	21,880	17,328
2023	18,027	23,745	18,344
2023	18,181	24,067	18,515
2024	19,847	27,012	20,165
2024	20,555	27,916	20,839
2024	21,655	29,953	22,084
2024	22,326	32,367	22,687
2025	22,186	31,748	22,661
2025	22,425	31,578	23,200
2025	23,919	34,698	24,964
2025	25,036	36,765	26,174
2026	26,600	37,150	27,741
2026	27,605	40,876	29,304

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2045 Fund (Investor Class)	23.10%	7.94%	10.69%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	9.86	11.35

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 472,126,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,183,000
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$472,126 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	58.4%
International Equity Funds	24.3
Domestic Bond Funds	11.1
International Bond Funds	5.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.1%
T. Rowe Price Value Fund	13.7
T. Rowe Price Equity Index 500 Fund	8.0
T. Rowe Price U.S. Large-Cap Core Fund	7.7
T. Rowe Price International Value Equity Fund	6.9
T. Rowe Price New Income Fund	6.4
T. Rowe Price Overseas Stock Fund	6.2
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129675
Shareholder Report [Line Items]
Fund Name	Target 2045 Fund
Class Name	Advisor Class
Trading Symbol	PAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2045 Fund - Advisor Class	$94	0.84%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2045 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2016	10,000	10,000	10,000
2016	10,409	10,445	10,384
2016	10,374	10,693	10,416
2017	11,050	11,520	11,091
2017	11,594	11,769	11,492
2017	11,990	12,123	11,817
2017	12,553	13,074	12,555
2018	12,756	13,389	12,743
2018	12,737	13,542	12,823
2018	13,051	14,577	13,278
2018	12,423	13,797	12,562
2019	12,866	14,065	12,897
2019	12,806	13,880	12,712
2019	13,426	14,768	13,255
2019	14,056	15,934	14,124
2020	13,573	15,036	13,339
2020	13,552	15,471	13,285
2020	15,242	17,935	14,897
2020	16,222	18,966	15,838
2021	17,400	20,347	16,935
2021	18,602	22,264	18,310
2021	19,321	23,861	18,969
2021	18,902	23,961	18,669
2022	17,995	22,849	18,151
2022	16,764	21,444	17,204
2022	15,910	20,692	16,325
2022	16,442	21,373	16,902
2023	16,366	21,004	17,021
2023	16,729	21,880	17,328
2023	17,690	23,745	18,344
2023	17,842	24,067	18,515
2024	19,453	27,012	20,165
2024	20,139	27,916	20,839
2024	21,199	29,953	22,084
2024	21,849	32,367	22,687
2025	21,706	31,748	22,661
2025	21,915	31,578	23,200
2025	23,358	34,698	24,964
2025	24,444	36,765	26,174
2026	25,946	37,150	27,741
2026	26,905	40,876	29,304

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2045 Fund (Advisor Class)	22.77%	7.66%	10.40%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	9.86	11.35

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 472,126,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,183,000
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$472,126 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	58.4%
International Equity Funds	24.3
Domestic Bond Funds	11.1
International Bond Funds	5.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.1%
T. Rowe Price Value Fund	13.7
T. Rowe Price Equity Index 500 Fund	8.0
T. Rowe Price U.S. Large-Cap Core Fund	7.7
T. Rowe Price International Value Equity Fund	6.9
T. Rowe Price New Income Fund	6.4
T. Rowe Price Overseas Stock Fund	6.2
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169048
Shareholder Report [Line Items]
Fund Name	Target 2045 Fund
Class Name	I Class
Trading Symbol	TRFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Target 2045 Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2045 Fund - I Class	$47	0.42%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets generated strong returns for the 12 months ended May 31, 2026. Equities were supported by solid corporate earnings, enthusiasm for artificial intelligence and semiconductor-related investments, and periods of easing monetary policy as major central banks, including the Federal Reserve, reduced interest rates in late 2025. Despite volatility from shifting U.S. tariff policies and the U.S.-Iran conflict, markets recovered as ceasefire progress reduced energy-price pressures and improved investor sentiment, while fixed income benefited from declining yields, resilient credit markets, and easing geopolitical risks.

  Compared with the style-specific S&P Target Date 2045 Index, security selection within the allocations to international developed and emerging equities added value, particularly within international developed core and value. Additionally, an overweight allocation to emerging markets equities, which strongly outpaced international developed markets, had a positive impact on relative results.

  Conversely, security selection within some of the underlying portfolios detracted from relative results, including allocations to U.S. large-cap value, core, and growth stocks.

  The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	I Class	Regulatory Benchmark	Strategy Benchmark
2016	500,000	500,000	500,000
2016	520,390	522,241	519,194
2016	519,504	534,647	520,819
2017	553,727	575,993	554,538
2017	581,851	588,456	574,595
2017	601,677	606,127	590,830
2017	630,723	653,724	627,752
2018	641,349	669,441	637,139
2018	641,349	677,086	641,131
2018	658,039	728,858	663,905
2018	626,567	689,853	628,104
2019	650,006	703,243	644,836
2019	647,488	693,987	635,603
2019	679,208	738,405	662,753
2019	711,935	796,715	706,201
2020	688,514	751,784	666,958
2020	687,987	773,543	664,231
2020	774,381	896,730	744,842
2020	825,480	948,279	791,908
2021	886,140	1,017,369	846,726
2021	948,582	1,113,218	915,486
2021	986,048	1,193,037	948,467
2021	965,958	1,198,049	933,463
2022	920,602	1,142,441	907,562
2022	858,590	1,072,208	860,201
2022	815,745	1,034,579	816,257
2022	843,368	1,068,629	845,104
2023	840,566	1,050,213	851,027
2023	860,323	1,094,023	866,414
2023	911,212	1,187,255	917,179
2023	919,594	1,203,368	925,731
2024	1,003,924	1,350,596	1,008,240
2024	1,040,375	1,395,788	1,041,948
2024	1,096,594	1,497,655	1,104,199
2024	1,131,191	1,618,354	1,134,374
2025	1,124,357	1,587,401	1,133,068
2025	1,136,447	1,578,892	1,159,994
2025	1,212,804	1,734,883	1,248,187
2025	1,270,072	1,838,256	1,308,695
2026	1,349,828	1,857,519	1,387,058
2026	1,401,486	2,043,802	1,465,205

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Target 2045 Fund (I Class)	23.32%	8.12%	10.86%
Russell 3000 Index (Regulatory Benchmark)	29.45	12.92	15.12
S&P Target Date 2045 Index (Strategy Benchmark)	26.31	9.86	11.35

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 472,126,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 2,183,000
InvestmentCompanyPortfolioTurnover	29.80%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$472,126 Number of Portfolio Holdings24
Holdings [Text Block]
Table Summary
Domestic Equity Funds	58.4%
International Equity Funds	24.3
Domestic Bond Funds	11.1
International Bond Funds	5.1
Short-Term and Other	1.1

Largest Holdings [Text Block]
Table Summary
T. Rowe Price Growth Stock Fund	14.1%
T. Rowe Price Value Fund	13.7
T. Rowe Price Equity Index 500 Fund	8.0
T. Rowe Price U.S. Large-Cap Core Fund	7.7
T. Rowe Price International Value Equity Fund	6.9
T. Rowe Price New Income Fund	6.4
T. Rowe Price Overseas Stock Fund	6.2
T. Rowe Price International Stock Fund	5.6
T. Rowe Price Real Assets Fund	5.1
T. Rowe Price Emerging Markets Discovery Stock Fund	2.9

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless